Financial Instrument - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [abstract]
Remaining fair value of the derivative		€ 11,847,000
Allowance for impairment	€ 0